Leases - Schedule of Quantitative Information Regarding Company’s Leases (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Lease expenses
Operating lease expenses	$ 150,278	$ 150,278	$ 300,556	$ 300,556	$ 601,113	$ 591,588
Variable and other lease costs					44,728	5,395
Total lease cost	$ 174,782	$ 176,178	342,385	$ 335,284	645,841	$ 596,983
Cash paid for the amounts included in the measurement of lease liabilities for operating leases:
Operating cash flows			$ 286,820		$ 227,650
Weighted-average remaining lease term (in years), Operating leases	8 years 2 months 8 days		8 years 2 months 8 days		8 years 7 months 2 days	9 years 6 months 10 days
Weighted-average discount rate, Operating leases	6.30%		6.30%		6.30%	6.30%
Previously Reported [Member]
Cash paid for the amounts included in the measurement of lease liabilities for operating leases:
Operating cash flows					$ 557,703	$ 506,783